Reinsurance - Gains and Losses on Funds Withheld Reinsurance Treaties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale securities
Realized gains on sale	$ 41	$ 168	$ 772
Realized losses on sale	(425)	(88)	(195)
Credit loss expense	(54)	(2)
Credit loss expense on mortgage loans	(1)	85
Net gains (losses) on derivative instruments	2,025	(2,640)	(7,267)
Net gains (losses) on funds withheld payable under reinsurance treaties	2,186	(21)	440
Embedded derivative gain (loss)	5,396	(1,876)	(8,322)
Funds withheld assets
Available-for-sale securities
Realized gains on sale	43	536	2,074
Realized losses on sale	(54)	(52)	(12)
Credit loss expense	(26)	(1)	0
Gross impairments			(2)
Credit loss expense on mortgage loans	15	23	(47)
Other	(62)	(29)	4
Net gains (losses) on non-derivative investments	(84)	477	2,017
Net gains (losses) on derivative instruments	93	58	(228)
Net gains (losses) on funds withheld payable under reinsurance treaties	2,177	(556)	(1,349)
Total net gains (losses) on derivatives and investments	2,186	(21)	440
Derivatives related to funds withheld under reinsurance treaties
Available-for-sale securities
Total net gains (losses) on derivatives and investments	2,186	(21)	440
Embedded derivative gain (loss)	3,371	764	(1,055)
Derivatives related to funds withheld under reinsurance treaties | Funds withheld embedded derivative
Available-for-sale securities
Embedded derivative gain (loss)	$ 3,278	$ 707	$ (827)